General Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
General Information
1.	General Information

The consolidated financial statements include the accounts of KT Corporation, which is the controlling company as defined under IFRS 10, Consolidated Financial Statements, and its 59 controlled subsidiaries as described in Note 1.2 (collectively referred to as the “Group”).

The Controlling Company

KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telephone services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The headquarters are located in Seongnam City, Gyeonggi Province, Republic of Korea, and the address of its registered head office is 90, Buljeong-ro, Bundang-gu, Seongnam City, Gyeonggi Province.

On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.

On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.

On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), representing new shares and 20,813,311 government-owned shares, at the New York Stock Exchange. On July 2, 2001, the additional ADS representing 55,502,161 government-owned shares were issued at the New York Stock Exchange.

In 2002, the Controlling Company acquired the entire government-owned shares in accordance with the Korean government’s privatization plan. As of the end of the reporting period, the Korean government does not own any share in the Controlling Company.

Consolidated Subsidiaries

The consolidated subsidiaries as of December 31, 2016 and 2017, are as follows:

			Controlling percentage ownership[1] (%)
Subsidiary	Type of Business	Location	December 31, 2016	December 31, 2017	Closing month
KT Powertel Co., Ltd. [2]	Trunk radio system business	Korea	44.8%	44.8%	December
KT Linkus Co., Ltd.	Public telephone maintenance	Korea	91.4%	91.4%	December
KT Submarine Co., Ltd. [2,3]	Submarine cable construction and maintenance	Korea	39.3%	39.3%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	86.8%	December
KT Hitel Co., Ltd.	Data communication	Korea	67.1%	67.1%	December
KT Service Bukbu Co., Ltd.	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT New Business Fund No.1	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.2	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	—	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December
VP Inc.	Payment security service for credit card, others	Korea	50.9%	50.9%	December
H&C Network	Call centre for financial sectors	Korea	100.0%	100.0%	December
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd.[4]	Internet banking ASP and security solutions	Korea	58.2%	58.2%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	81.1%	81.1%	December
KTDS Co., Ltd.[4]	System integration and maintenance	Korea	95.5%	95.5%	December
KT M Hows Co., Ltd.	Mobile marketing	Korea	90.0%	90.0%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation(KT Music Corporation)[2]	Online music production and distribution	Korea	49.9%	42.5%	December
KT Skylife Co., Ltd.[4]	Satellite broadcasting business	Korea	50.3%	50.3%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	92.6%	92.6%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT AMC Co., Ltd.	Asset management and consulting services	Korea	100.0%	100.0%	December
NEXR Co., Ltd.	Cloud system implementation	Korea	100.0%	100.0%	December
KTSB Data service	Data centre development and related service	Korea	51.0%	51.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
KT Innoedu Co	E-learning business	Korea	96.8%	—	December
Nasmedia, Inc.[3]	Online advertisement	Korea	42.8%	42.8%	December
KT Sports	Management of sports group	Korea	100.0%	100.0%	December
KT Music Contents Fund No.1	Music contents investment business	Korea	80.0%	80.0%	December
KT Music Contents Fund No.2	Music contents investment business	Korea	—	100.0%	December
KT-Michigan Global Content Fund	Content investment business	Korea	88.6%	88.6%	December
Autopion Co., Ltd.	Service for information and communication	Korea	100.0%	100.0%	December
KTCS Corporation [2,4]	Database and online information provider	Korea	30.9%	30.9%	December
KTIS Corporation [2,4]	Database and online information provider	Korea	30.1%	30.1%	December
KT M mobile	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Technology business finance	Korea	100.0%	100.0%	December
NgenBio	Medicine and Pharmacy development business	Belgium	49.8%	—	December
Whowho&Company Co., Ltd.	Software development and supply	Korea	100.0%	100.0%	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.)	Advertising agency business	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network installation and management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Belgium	Foreign investment business	Belgium	100.0%	100.0%	December
KT ORS Belgium	Foreign investment business	Belgium	100.0%	100.0%	December
Korea Telecom Japan Co., Ltd.	Foreign telecommunication business	Japan	100.0%	100.0%	December
KBTO sp.zo.o.	Electronic communication business	Poland	75.0%	94.0%	December
Korea Telecom China Co., Ltd.	Foreign telecommunication business	China	100.0%	100.0%	December
KT Dutch B.V	Super iMax and East Telecom management	Netherlands	100.0%	100.0%	December
Super iMax LLC	Wireless high speed internet business	Uzbekistan	100.0%	100.0%	December
East Telecom LLC	Fixed line telecommunication business	Uzbekistan	91.0%	91.0%	December
Korea Telecom America, Inc.	Foreign telecommunication business	USA	100.0%	100.0%	December
PT. KT Indonesia	Foreign telecommunication business	Indonesia	99.0%	99.0%	December
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hongkong Telecommunications Co., Ltd.	Fixed line communication business	Hong Kong	100.0%	100.0%	December
KT Hong kong Limited	Foreign investment business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte.Ltd.	Foreign investment business	Singapore	100.0%	100.0%	December
Texnoprosistem LLP.	Fixed line internet business	Uzbekistan	100.0%	100.0%	December

1	Sum of the ownership interests owned by the Controlling Company and subsidiaries.
2	Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company can exercise the majority voting rights in its decision-making process at all times considering the historical voting pattern at the shareholders’ meetings.
3	Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company holds the majority of voting right based on an agreement with other investors.
4	The number of subsidiaries’ treasury stock is deducted from the total number of shares when calculating the controlling percentage ownership.

Changes in scope of consolidation in 2017 are as follows:

Changes	Location	Subsidiary	Reason
Included	Korea	KT Strategic Investment Fund No.4	Newly established
		KT Music Contents Investment Fund No.2	Newly established
Excluded	Korea	KT Innoedu Co., Ltd.	Shares disposed
		NgeneBio	Percentage of ownership decreased

Summarized information for consolidated subsidiaries as of and for the years ended December 31, 2015, 2016 and 2017, follows:

(in millions of Korean won)	2015
	Total assets		Total liabilities		Operating revenues		Profit (loss) For the year
KT Powertel Co., Ltd.	￦	113,515	￦	21,182	￦	104,527	￦	(32,417)
KT Linkus Co., Ltd.		77,141		65,745		116,095		3,449
KT Submarine Co., Ltd.		160,314		63,518		67,268		4,145
KT Telecop Co., Ltd.		269,191		134,966		302,844		(7,593)
KT Hitel Co.,Ltd.		235,757		33,938		162,155		7,258
KT Service Bukbu Co., Ltd[2]		31,879		22,627		89,498		(4,630)
KT Service Nambu Co., Ltd[2]		20,729		10,567		110,129		(5,055)
BC Card Co., Ltd.[1]		2,963,952		1,945,634		3,504,946		218,969
H&C Network[1]		248,189		70,635		241,008		19,513
Nasmedia, Inc.		141,733		72,202		45,630		9,916
KTDS Co., Ltd.[1]		162,518		116,654		423,015		12,836
KT M Hows Co., Ltd.		25,093		17,980		19,352		1,728
KT M&S Co., Ltd.		256,246		217,892		853,011		(18,776)
GENIE Music Corporation(KT Music Corporation)		90,518		30,704		90,005		3,446
KT Skylife Co., Ltd.[1]		711,294		217,850		668,521		72,987
KT Estate Inc.[1]		1,603,438		260,292		254,776		27,487
KTSB Data service		23,063		1,730		4,390		(2,444)
KT Innoedu Co., Ltd.		5,858		7,585		18,156		(4,288)
KT Sat Co., Ltd.		679,959		210,110		133,326		27,174
KT Sports		15,341		11,643		51,801		(3,836)
KT Music Contents Fund No.1		10,206		47		468		(111)
KT-Michigan Global Content Fund		5,401		—		861		(209)
Autopion Co., Ltd.		7,102		3,317		10,585		1,123
KT M mobile		64,756		13,121		42,478		(36,725)
KT Investment Co., Ltd		49,485		30,827		4,704		(219)
NgeneBio		7,894		4,683		—		(434)
KTCS Corporation[1]		346,949		194,367		1,066,556		13,685
KTIS Corporation		211,164		55,370		473,892		15,041
Korea Telecom Japan Co., Ltd.		13,889		14,393		25,652		(248)
Korea Telecom China Co., Ltd.		909		198		1,748		(95)
KT Dutch B.V.[1]		29,402		27		161		118
Super iMax LLC		14,962		8,186		8,291		(2,220)
East Telecom LLC		30,833		17,066		24,066		664
Korea Telecom America, Inc.		6,016		1,378		6,391		156
PT. KT Indonesia		22		—		—		(9)
Olleh Rwanda Networks Ltd.		188,951		147,653		7,299		(28,721)
KT Belgium		77,058		4		—		(127)
KT ORS Belgium		1,996		20		—		(75)
KBTO sp.zo.o.		1,471		1,817		—		(328)
Africa Olleh Services Ltd.		11,928		12,187		8,712		(923)

(In millions of Korean won)	2016
	Total assets		Total liabilities		Operating revenues		Profit (loss) For the year
KT Powertel Co., Ltd.	￦	113,725	￦	19,899	￦	81,390	￦	202
KT Linkus Co., Ltd.		64,318		56,953		117,587		(3,830)
KT Submarine Co., Ltd.		156,993		55,573		84,137		5,146
KT Telecop Co., Ltd.		265,553		132,344		315,948		143
KT Hitel Co., Ltd.		249,202		46,941		198,994		4,298
KT Service Bukbu Co., Ltd.		32,863		24,580		182,952		694
KT Service Nambu Co., Ltd.		32,621		24,282		218,602		772
BC Card Co., Ltd.[1]		3,651,065		2,602,404		3,567,512		163,131
H&C Network[1]		272,110		80,983		266,613		14,749
Nasmedia, Inc.[1]		263,925		159,502		70,037		11,972
KTDS Co., Ltd.[1]		197,970		151,644		476,379		10,838
KT M Hows Co., Ltd.		28,539		18,466		19,922		2,865
KT M&S Co., Ltd.		247,854		227,507		724,144		(12,955)
GENIE Music Corporation(KT Music Corporation)		110,080		41,953		111,450		8,235
KT Skylife Co., Ltd.[1]		777,948		231,452		668,945		68,863
KT Estate Inc.[1]		1,734,729		375,341		405,417		46,815
KTSB Data service		20,075		759		5,136		(1,983)
KT Innoedu Co., Ltd.		6,477		7,259		15,599		103
KT Sat Co., Ltd.		744,653		253,041		144,594		36,266
KT Sports		16,925		13,573		48,476		(198)
KT Music Contents Fund No.1		10,592		331		349		103
KT-Michigan Global Content Fund		16,250		163		133		(514)
Autopion Co., Ltd.		6,163		2,794		7,772		(409)
KT M mobile		131,446		20,369		112,532		(40,041)
KT Investment Co., Ltd.[1]		39,506		23,123		10,130		(1,832)
NgeneBio		6,361		4,733		244		(1,833)
KTCS Corporation[1]		322,768		166,642		955,050		7,892
KTIS Corporation		221,176		63,871		436,914		9,991
Korea Telecom Japan Co., Ltd.		3,592		5,374		5,122		(1,391)
Korea Telecom China Co., Ltd.		532		188		930		60
KT Dutch B.V		34,197		73		166		85
Super iMax LLC		10,308		6,734		10,759		(1,802)
East Telecom LLC		31,885		16,554		27,492		3,257
Korea Telecom America, Inc.		4,464		1,306		7,113		181
PT. KT Indonesia		16		—		—		(7)
KT Rwanda Networks Ltd.		167,112		138,651		13,435		(31,455)
KT Belguium		79,391		7		—		(67)
KT ORS Belgium		2,013		23		—		(46)
KBTO sp.zo.o.		1,166		2,378		21		(2,587)
AOS Ltd.		10,025		3,179		14,481		(1,123)
KT Hongkong Telecommunications Co., Ltd.		1,571		956		1,568		120

(In millions of Korean won)	2017
	Total assets	Total liabilities	Operating revenue	Profit (loss) for the year
KT Powertel Co., Ltd.	115,125	18,937	69,234	2,112
KT Linkus Co., Ltd.	59,344	51,516	112,043	725
KT Submarine Co., Ltd.	142,797	34,056	73,985	8,243
KT Telecop Co., Ltd.	264,353	131,633	317,591	2,885
KT Hitel Co., Ltd.	258,240	52,943	227,884	3,225
KT Service Bukbu Co., Ltd.	29,281	22,096	194,837	688
KT Service Nambu Co., Ltd.	36,076	26,412	232,996	875
BC Card Co., Ltd.[1]	4,048,263	2,955,038	3,628,995	156,109
H&C Network[1]	273,856	65,446	277,622	16,104
Nasmedia, Inc.[1]	315,967	188,197	120,667	26,676
KTDS Co., Ltd.[1]	144,922	93,343	459,266	11,584
KT M Hows Co., Ltd.	42,738	28,489	24,610	4,097
KT M&S Co., Ltd.	242,388	231,151	734,420	(9,707)
GENIE Music Corporation(KT Music Corporation)	139,686	48,512	156,163	(3,401)
KT Skylife Co., Ltd.[1]	792,893	210,550	687,752	57,314
KT Estate Inc.[1]	1,869,194	502,915	428,446	52,416
KTSB Data service	18,306	605	4,950	(1,651)
KT Sat Co., Ltd.	742,391	220,804	147,649	29,601
KT Sports	11,131	7,805	53,357	(199)
KT Music Contents Fund No.1	13,804	1,041	370	(499)
KT Music Contents Fund No.2	7,500	11	—	(11)
KT-Michigan Global Content Fund	14,575	147	159	(426)
Autopion Co., Ltd.	6,306	3,530	6,679	(618)
KT M mobile	93,601	21,453	159,684	(38,883)
KT Investment Co., Ltd.[1]	54,673	38,313	8,794	(619)
KTCS Corporation[1]	348,334	188,764	968,186	7,385
KTIS Corporation	223,818	62,569	438,597	8,337
Korea Telecom Japan Co., Ltd.[1]	1,554	2,788	2,772	536
Korea Telecom China Co., Ltd.	665	32	1,030	348
KT Dutch B.V	30,312	50	206	169
Super iMax LLC	3,449	4,886	7,314	(4,584)
East Telecom LLC[1]	11,672	11,748	19,663	(9,118)
Korea Telecom America, Inc.	3,694	791	6,783	109
PT. KT Indonesia	8	—	—	(6)
KT Rwanda Networks Ltd.[2]	151,359	139,561	15,931	(22,762)
KT Belguium	86,455	8	49	(2)
KT ORS Belgium	1,769	14	10	(10)
KBTO sp.zo.o.	3,311	2,268	67	(3,456)
AOS Ltd.[2]	9,437	4,519	8,952	(682)
KT Hongkong Telecommunications Co., Ltd.	2,578	1,497	7,304	494

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries included in liabilities.